MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE
MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE
12.	MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the three months ended September 30, 2025, there were no individual customers which represented 10% or more of the Company’s total revenue. For the three months ended September 30, 2024, one individual customer represented 33% of the Company’s total revenue.

For the nine months ended September 30, 2025, there were no individual customers which represented 10% or more of the Company’s total revenue. For the nine months ended September 30, 2024, one individual customer represented 16% of the Company’s total revenue.

As of September 30, 2025, one customer accounted for approximately 14% of the Company’s accounts receivable. As of December 31, 2024, one customer accounted for approximately 10% of the Company’s accounts receivable.

12.	MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2024 there was one individual customer which represented 13% of the Company’s total revenue. For the year ended December 31, 2023, there were no individual customers which represented 10% or more of the Company’s total revenue.

As of December 31, 2024, one customer accounted for approximately 10% of the Company’s accounts receivable. As of December 31, 2023, three customers accounted for approximately 17%, 15% and 10% of accounts receivable, respectively.